HARRIS ASSOCIATES INVESTMENT TRUST

Supplement dated October 29, 2007
to the Prospectus of The Oakmark Funds dated January 28, 2007

Effective immediately, no redemption fee will be charged on redemptions of shares of The Oakmark Equity and Income Fund.

SUPOCT07

HARRIS ASSOCIATES INVESTMENT TRUST

Supplement dated October 29, 2007
to the Statement of Additional Information of The Oakmark Funds
dated January 28, 2007, as previously supplemented on June 18, 2007

Effective immediately, no redemption fee will be charged on redemptions of shares of The Oakmark Equity and Income Fund.